Fair Value of Financial Instruments and Risk Management - Schedule of Fair Value of Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Other investments	$ 200	$ 190
Assets, fair value	300	282
Liabilities
Liabilities, fair value	(201)	(174)
Level 1
Assets
Other investments	200	190
Assets, fair value	200	190
Liabilities
Liabilities, fair value	0	0
Level 2
Assets
Other investments	0	0
Assets, fair value	100	92
Liabilities
Liabilities, fair value	(201)	(174)
Level 3
Assets
Other investments	0	0
Assets, fair value	0	0
Liabilities
Liabilities, fair value	0	0
Energy contracts subject to regulatory deferral
Assets
Derivative assets	43	51
Liabilities
Derivative liabilities	(157)	(149)
Energy contracts subject to regulatory deferral | Level 1
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Energy contracts subject to regulatory deferral | Level 2
Assets
Derivative assets	43	51
Liabilities
Derivative liabilities	(157)	(149)
Energy contracts subject to regulatory deferral | Level 3
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Energy contracts not subject to regulatory deferral
Assets
Derivative assets	18	4
Liabilities
Derivative liabilities	(1)	(2)
Energy contracts not subject to regulatory deferral | Level 1
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Energy contracts not subject to regulatory deferral | Level 2
Assets
Derivative assets	18	4
Liabilities
Derivative liabilities	(1)	(2)
Energy contracts not subject to regulatory deferral | Level 3
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Total return swaps and interest rate contracts
Assets
Derivative assets	39
Total return swaps and interest rate contracts | Level 1
Assets
Derivative assets	0
Total return swaps and interest rate contracts | Level 2
Assets
Derivative assets	39
Total return swaps and interest rate contracts | Level 3
Assets
Derivative assets	0
Cross-currency interest rate swaps and foreign exchange contracts
Liabilities
Derivative liabilities	(43)
Cross-currency interest rate swaps and foreign exchange contracts | Level 1
Liabilities
Derivative liabilities	0
Cross-currency interest rate swaps and foreign exchange contracts | Level 2
Liabilities
Derivative liabilities	(43)
Cross-currency interest rate swaps and foreign exchange contracts | Level 3
Liabilities
Derivative liabilities	$ 0
Total return swaps and foreign exchange contracts
Assets
Derivative assets		37
Total return swaps and foreign exchange contracts | Level 1
Assets
Derivative assets		0
Total return swaps and foreign exchange contracts | Level 2
Assets
Derivative assets		37
Total return swaps and foreign exchange contracts | Level 3
Assets
Derivative assets		0
Interest rate contracts and cross-currency interest rate swaps
Liabilities
Derivative liabilities		(23)
Interest rate contracts and cross-currency interest rate swaps | Level 1
Liabilities
Derivative liabilities		0
Interest rate contracts and cross-currency interest rate swaps | Level 2
Liabilities
Derivative liabilities		(23)
Interest rate contracts and cross-currency interest rate swaps | Level 3
Liabilities
Derivative liabilities		$ 0